LONG-TERM CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)		6 Months Ended		12 Months Ended
	Jan. 07, 2021	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Principal amount		$ 38,750	$ 218,750	$ 345,000	$ 368,011
Principal balance		498,357		399,233	199,343
Long-term debt discount		501,643		600,767	800,657
Amortization of the discount		121,958	291,627	483,059	774,910
Accrued interest			$ 13,125		$ 34,505
Two Long Term Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Principal amount	$ 500,000
Interest rate	0.39%
Maturity date	Jan. 07, 2026
Principal balance	$ 0
Long-term debt discount	$ 1,000,000	501,643		600,767
Amortization of the discount		$ 49,836		$ 199,890
Common stock not exceeding, percentage					5.00%
Conversion price		$ 0.013		$ 0.013
Percentage of shares issued and outstanding		4.99%		4.99%
Accrued interest		$ 9,723